Share-based payments (Details)	6 Months Ended
Sep. 30, 2025 shares $ / shares
Service-Based Conditions, Restricted Share Units
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of RSUs outstanding, beginning of the year (in shares) | shares	0
Number of RSUs granted (in shares) | shares	3,834,430
Number of RSUs vested (in shares) | shares	(105,096)
Number of RSUs forfeited and cancelled (in shares) | shares	(1,928)
Number of RSUs outstanding, ending of the year (in shares) | shares	3,727,406
Weighted average grant date fair value per share, at the beginning of period (in USD per share)	$ 0
Weighted average grant date fair value per share, granted (in USD per share)	5.42
Weighted average grant date fair value per share, vested (in USD per share)	5.43
Weighted average grant date fair value per share, forfeited and cancelled (in USD per share)	5.00
Weighted average grant date fair value per share, at the ending of period (in USD per share)	$ 5.42
Service-Based Conditions, Restricted Share Units | Bottom of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Vesting period	10 months
Service-Based Conditions, Restricted Share Units | Top of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Vesting period	3 years
Market Conditions, Restricted Share Units
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Vesting period	3 years
Number of RSUs outstanding, beginning of the year (in shares) | shares	0
Number of RSUs granted (in shares) | shares	285,419
Number of RSUs vested (in shares) | shares	0
Number of RSUs forfeited and cancelled (in shares) | shares	(1,928)
Number of RSUs outstanding, ending of the year (in shares) | shares	283,491
Weighted average grant date fair value per share, at the beginning of period (in USD per share)	$ 0
Weighted average grant date fair value per share, granted (in USD per share)	3.13
Weighted average grant date fair value per share, vested (in USD per share)	0
Weighted average grant date fair value per share, forfeited and cancelled (in USD per share)	2.85
Weighted average grant date fair value per share, at the ending of period (in USD per share)	$ 3.14
Calendar days	30 days
Market Conditions, Restricted Share Units | Bottom of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Average closing price (in USD per share)	$ 12